Retirement Benefits (Target And Actual Weighted-Average Asset Allocations For Pension Plans) (Details) (Defined Benefit Pension [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	50.00%
Debt securities, Target	50.00%
Total, Target	100.00%
Equity securities, Actual	45.80%	49.90%
Debt securities, Actual	54.20%	50.10%
Total, Actual	100.00%	100.00%